Share-based compensation (Details) $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) shares EquityInstruments	May 31, 2019 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amounts charged to share-based payment reserve in respect of share-based compensation | $	$ 10,402	$ 24,078
Share-based compensation accrued | $		187
Deferred share units vested in the year | $	1,030	3,489
Deferred share units revalued in the year | $	(341)	(2,902)
Restricted share units vested in the year | $	10,558	1,740
Restricted share units revalued in the year | $	851	(512)
Total | $	$ 22,500	$ 26,080
Stock options declared	1,200,962
Directors and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercisable	86,746
Officers and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options declared	1,894,128
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | EquityInstruments	165,100
Number of shares outstanding | EquityInstruments	196,716
Number of vested shares, outstanding	30,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | EquityInstruments	2,601,979
Number of shares outstanding | EquityInstruments	1,740,752
Number of vested shares, outstanding	134,825
Achievement Of Performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested shares, outstanding	1,127,698
Achievement Of Performance | Directors and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested shares, outstanding	543,229
Immediate Vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested shares, outstanding	50,000
Immediate Vesting | Employees Consultants and Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vested shares, outstanding	1,127,698